Leases	3 Months Ended
Mar. 31, 2022
Disclosure Text Block [Abstract]
LEASES

NOTE 12. LEASES

The Group has operating leases for office spaces and warehouses. Certain leases include renewal options and/or termination options, which are factored into the Group’s determination of lease payments when appropriate.

Operating lease cost for the three months ended March 31, 2022 was $783, which excluded cost of short-term contracts. Short-term lease cost for the three months ended March 31, 2022 was $108.

As of March 31, 2022, the weighted average remaining lease term was 12.2 years and weighted average discount rate was 4.9% for the Group’s operating leases.

Supplemental cash flow information of the leases were as follows:

For the period ended March 31, 2022
Cash payments for operating leases	$798
Right-of-use assets obtained in exchange for new operating lease liabilities	$119

The following is a maturity analysis of the annual undiscounted cash flows for lease liabilities as of March 31, 2022:

As of March 31, 2022
Nine months period ending December 31, 2022	$2,321
2023	$2,665
2024	$2,004
2025	$1,552
2026	$1,552
2027	$1,552
Thereafter	$12,546
Total future lease payments	$24,192
Less: Imputed interest	$(5,869)
Present value of operating lease liabilities	$18,323